Nature of Operations	12 Months Ended
Dec. 31, 2015
Nature of Operations
Nature of Operations

(1) Nature of Operations

Bats Global Markets, Inc. (formerly known as BATS Global Markets, Inc.) and its consolidated subsidiaries (the Company or Bats) is a global financial technology company that provides trade execution, market data, trade reporting, connectivity and risk management solutions to brokers, market makers, asset managers and other market participants, ultimately benefiting retail and institutional investors across multiple asset classes. The Company’s asset classes comprise listed cash equity securities in the United States (U.S.) and Europe, listed equity options in the United States, and institutional spot foreign currency (FX) globally. The Company is headquartered in the Kansas City, Missouri, area with additional offices in New York, New York, Chicago, Illinois and London, United Kingdom (U.K.) and Singapore.

In the United States, the Company operates four national securities exchanges, Bats BZX Exchange, Inc. (formerly known as BATS Exchange, Inc.) (BZX), Bats BYX Exchange, Inc. (formerly known as BATS Y‑Exchange, Inc.) (BYX), Bats EDGX Exchange, Inc. (formerly known as EDGX Exchange, Inc.) (EDGX) and Bats EDGA Exchange, Inc. (formerly known as EDGA Exchange, Inc.) (EDGA). All trade listed cash equity securities and exchange‑traded products (ETPs), such as exchange‑traded funds (ETFs), but each target different market segments by offering different pricing alternatives. BZX and EDGX also operate markets for trading listed equity options and the Company lists ETPs on BZX. The Company operates a broker‑dealer, Bats Trading, Inc. (formerly known as BATS Trading, Inc.) (Trading), that provides routed transaction services for listed cash equity securities and equity options on BZX, BYX, EDGX and EDGA.

In Europe, the Company’s Recognised Investment Exchange (RIE), Bats Trading Limited (BTL), offers trading in listed cash equity securities across 23 European indices and 15 major European markets. In addition, BTL also lists ETPs. Chi‑X Europe Limited (Chi‑X Europe) provides routed transaction services for listed cash equities within the European market. BTL and Chi‑X Europe combined are referred to as Bats Europe.

Globally, the Company serves the FX market, the world’s largest asset class, with its Hotspot platform. Hotspot provides institutional spot FX services through electronic marketplaces in New York and London where buyers and sellers worldwide can trade directly and anonymously with each other.